UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

QS

GLOBAL MARKET NEUTRAL FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	QS Global Market Neutral Fund

Performance review

For the six months ended March 31, 2021, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned 1.22%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 0.04% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Averageii returned -0.04% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
QS Global Market Neutral Fund:
Class A	1.22%
Class C	0.90%
Class I	1.44%
Class IS	1.43%
FTSE 3-Month U.S. Treasury Bill Index	0.04%
Lipper Alternative Equity Market Neutral Funds Category Average	-0.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 3.32%, 3.98%, 2.91% and 2.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 2.30% for Class C shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the

QS Global Market Neutral Fund	III

Performance review (cont’d)

ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be

IV	QS Global Market Neutral Fund

successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with real estate investment trusts (“REITs”), Master Limited Partnership (“MLPs”) and investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”). Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 54 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Market Neutral Fund	V

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*

The bar graph above represents the composition of the Fund’s investments sold short as of March 31, 2021 and September 30, 2020 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

QS Global Market Neutral Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.22%	$1,000.00	$1,012.20	3.11%	$15.60	Class A	5.00%	$1,000.00	$1,009.42	3.11%	$15.58
Class C	0.90	1,000.00	1,009.00	3.76	18.83	Class C	5.00	1,000.00	1,006.18	3.76	18.81
Class I	1.44	1,000.00	1,014.40	2.69	13.51	Class I	5.00	1,000.00	1,011.52	2.69	13.49
Class IS	1.43	1,000.00	1,014.30	2.69	13.51	Class IS	5.00	1,000.00	1,011.52	2.69	13.49

2	QS Global Market Neutral Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Global Market Neutral Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 91.8%
Communication Services — 7.3%
Entertainment — 2.7%
Activision Blizzard Inc.	2,400	$223,200	(a)
Electronic Arts Inc.	2,645	358,054	(a)
G5 Entertainment AB	4,823	274,508	(b)
Glu Mobile Inc.	19,000	237,120	*(a)
Nintendo Co. Ltd.	600	335,848	(b)
Take-Two Interactive Software Inc.	2,000	353,400	*(a)
Total Entertainment		1,782,130
Interactive Media & Services — 1.9%
Alphabet Inc., Class C Shares	175	362,010	*(a)
Cargurus Inc.	9,300	221,619	*(a)
Facebook Inc., Class A Shares	730	215,007	*(a)
Rightmove PLC	38,300	307,453	*(b)
Zillow Group Inc., Class C Shares	1,400	181,496	*(a)
Total Interactive Media & Services		1,287,585
Media — 2.7%
Criteo SA, ADR	14,400	500,112	*(a)
Fox Corp., Class A Shares	6,200	223,882	(a)
ITV PLC	285,000	472,020	*(b)
New York Times Co., Class A Shares	3,900	197,418	(a)
Nippon Television Holdings Inc.	18,700	246,606	(b)
ValueCommerce Co. Ltd.	6,000	195,176	(b)
Total Media		1,835,214
Total Communication Services		4,904,929
Consumer Discretionary — 14.7%
Auto Components — 1.9%
Autoliv Inc.	2,600	240,107	*(b)
Linamar Corp.	4,500	265,302
Magna International Inc.	4,000	352,288
Sumitomo Rubber Industries Ltd.	17,500	206,870	(b)
Yokohama Rubber Co. Ltd.	11,000	197,780	(b)
Total Auto Components		1,262,347
Automobiles — 0.6%
Daimler AG, Registered Shares	2,600	231,656	(b)
Trigano SA	1,050	196,324	(b)
Total Automobiles		427,980
Hotels, Restaurants & Leisure — 0.5%
Kindred Group PLC	20,000	351,573	*(b)

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Household Durables — 2.9%
Crest Nicholson Holdings PLC	35,600	$200,247	*(b)
De’ Longhi SpA	5,200	210,290	(b)
Forbo Holding AG, Registered Shares	125	226,151	(b)
Lennar Corp., Class A Shares	2,400	242,952	(a)
Meritage Homes Corp.	4,100	376,872	*(a)
PulteGroup Inc.	9,200	482,448	(a)
Sekisui House Ltd.	9,700	208,639	(b)
Total Household Durables		1,947,599
Internet & Direct Marketing Retail — 1.3%
AO World PLC	42,800	173,821	*(b)
HelloFresh SE	5,600	417,868	*(b)
zooplus AG	900	257,042	*(b)
Total Internet & Direct Marketing Retail		848,731
Leisure Products — 0.6%
Games Workshop Group PLC	1,400	192,318	(b)
Sankyo Co. Ltd.	6,700	177,423	(b)
Total Leisure Products		369,741
Multiline Retail — 2.3%
Canadian Tire Corp. Ltd., Class A Shares	1,700	241,236
Dollar General Corp.	1,000	202,620	(a)
Harvey Norman Holdings Ltd.	53,200	231,974	(b)
Next PLC	4,000	433,730	*(b)
Target Corp.	2,200	435,754	(a)
Total Multiline Retail		1,545,314
Specialty Retail — 3.3%
AutoZone Inc.	140	196,602	*(a)
Bed Bath & Beyond Inc.	6,200	180,730	*(a)
Best Buy Co. Inc.	3,573	410,216	(a)
CECONOMY AG	42,100	243,612	*(b)
JB Hi-Fi Ltd.	5,000	197,131	(b)
JD Sports Fashion PLC	30,500	346,843	*(b)
Kingfisher PLC	76,500	335,752	*(b)
Lowe’s Cos. Inc.	1,450	275,761	(a)
Total Specialty Retail		2,186,647
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.	1,400	462,588	*(a)
Pandora A/S	3,800	407,211	(b)
Total Textiles, Apparel & Luxury Goods		869,799
Total Consumer Discretionary		9,809,731

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Consumer Staples — 7.3%
Beverages — 0.7%
National Beverage Corp.	4,100	$200,531	(a)
Royal Unibrew A/S	2,400	251,025	(b)
Total Beverages		451,556
Food & Staples Retailing — 3.4%
BJ’s Wholesale Club Holdings Inc.	4,100	183,926	*(a)
Empire Co. Ltd., Class A Shares	9,000	280,592
GrainCorp Ltd., Class A Shares	62,000	248,003	(b)
Lawson Inc.	3,600	176,823	(b)
Metcash Ltd.	70,700	198,085	(b)
North West Co. Inc.	8,500	246,944
Sprouts Farmers Market Inc.	15,800	420,596	*(a)
United Natural Foods Inc.	7,300	240,462	*(a)
Walmart Inc.	2,100	285,243	(a)
Total Food & Staples Retailing		2,280,674
Food Products — 1.2%
Hain Celestial Group Inc.	5,100	222,360	*(a)
Sanderson Farms Inc.	1,400	218,092	(a)
Viscofan SA	5,450	376,434	(b)
Total Food Products		816,886
Household Products — 0.3%
Earth Corp.	3,400	204,760	(b)
Personal Products — 1.1%
Estee Lauder Cos. Inc., Class A Shares	800	232,680	(a)
Medifast Inc.	700	148,274	(a)
Nu Skin Enterprises Inc. , Class A Shares	3,200	169,248	(a)
USANA Health Sciences Inc.	2,200	214,720	*(a)
Total Personal Products		764,922
Tobacco — 0.6%
Swedish Match AB	4,800	374,783	(b)
Total Consumer Staples		4,893,581
Energy — 4.3%
Energy Equipment & Services — 0.2%
Aker Solutions ASA	86,000	147,812	*(b)
Oil, Gas & Consumable Fuels — 4.1%
Cairn Energy PLC	88,000	206,509	(b)
Cosmo Energy Holdings Co. Ltd.	16,900	402,601	(b)
ENEOS Holdings Inc.	97,500	441,583	(b)
Inpex Corp.	26,500	180,839	(b)
Lundin Energy AB	8,850	278,112	(b)

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Parex Resources Inc.	11,600	$206,856	*
Repsol SA	18,500	228,931	(b)
Royal Dutch Shell PLC, Class A Shares	11,000	214,147	(b)
Royal Dutch Shell PLC, Class B Shares	7,800	143,466	(b)
Seven Generations Energy Ltd., Class A Shares	57,200	386,886	*
Total Oil, Gas & Consumable Fuels		2,689,930
Total Energy		2,837,742
Financials — 11.2%
Banks — 3.5%
Aozora Bank Ltd.	15,200	347,244	(b)
Banco Santander SA	68,500	232,829	*(b)
Citigroup Inc.	5,500	400,125	(a)
Danske Bank A/S	14,600	273,596	(b)
Jyske Bank A/S, Registered Shares	5,700	271,621	*(b)
Nordea Bank Abp	32,900	323,795	(b)
Resona Holdings Inc.	76,200	319,361	(b)
Sydbank A/S	7,600	205,038	(b)
Total Banks		2,373,609
Capital Markets — 2.6%
3i Group PLC	13,000	206,788	(b)
Azimut Holding SpA	6,800	155,481	(b)
Banca Generali SpA	5,000	176,545	*(b)
CI Financial Corp.	14,200	205,085
Credit Suisse Group AG, Registered Shares	16,200	171,036	(b)
Lazard Ltd., Class A Shares	6,400	278,464	(a)
Man Group PLC	123,882	275,091	(b)
Quilter PLC	110,400	243,321	(b)
Total Capital Markets		1,711,811
Consumer Finance — 1.2%
Cembra Money Bank AG	2,100	231,197	(b)
Santander Consumer USA Holdings Inc.	9,300	251,658	(a)
Synchrony Financial	7,300	296,818	(a)
Total Consumer Finance		779,673
Diversified Financial Services — 0.5%
Plus500 Ltd.	17,000	328,090	(b)
Insurance — 2.9%
Arch Capital Group Ltd.	5,200	199,524	*(a)
Direct Line Insurance Group PLC	95,000	410,125	(b)
Everest Re Group Ltd.	900	223,029	(a)
First American Financial Corp.	3,500	198,275	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Insurance — continued
Great-West Lifeco Inc.	7,200	$191,587
Markel Corp.	200	227,924	*(a)
NN Group NV	4,200	205,123	(b)
Sun Life Financial Inc.	5,000	252,686
Total Insurance		1,908,273
Thrifts & Mortgage Finance — 0.5%
First National Financial Corp.	8,900	350,419
Total Financials		7,451,875
Health Care — 7.1%
Biotechnology — 0.7%
Pharma Mar SA	1,750	203,115	(b)
Regeneron Pharmaceuticals Inc.	500	236,570	*(a)
Total Biotechnology		439,685
Health Care Equipment & Supplies — 0.7%
Inmode Ltd.	3,800	275,006	*(a)
Quidel Corp.	1,400	179,102	*(a)
Total Health Care Equipment & Supplies		454,108
Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	2,200	259,754	(a)
Cardinal Health Inc.	4,500	273,375	(a)
Community Health Systems Inc.	26,000	351,520	*(a)
Ensign Group Inc.	2,200	206,448	(a)
HCA Healthcare Inc.	1,500	282,510	(a)
McKesson Corp.	2,057	401,197	(a)
Molina Healthcare Inc.	1,500	350,640	*(a)
Owens & Minor Inc.	5,800	218,022	(a)
Universal Health Services Inc., Class B Shares	1,300	173,407	(a)
Total Health Care Providers & Services		2,516,873
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories Inc., Class A Shares	400	228,468	*(a)
ICON PLC	1,700	333,829	*(a)
Total Life Sciences Tools & Services		562,297
Pharmaceuticals — 1.1%
Kaken Pharmaceutical Co. Ltd.	5,100	199,874	(b)
Ono Pharmaceutical Co. Ltd.	5,800	151,919	(b)
Shionogi & Co. Ltd.	3,700	199,579	(b)
Sumitomo Dainippon Pharma Co. Ltd.	12,000	209,639	(b)
Total Pharmaceuticals		761,011
Total Health Care		4,733,974

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Industrials — 15.6%
Aerospace & Defense — 0.4%
Ultra Electronics Holdings PLC	9,300	$260,041	(b)
Air Freight & Logistics — 0.8%
FedEx Corp.	720	204,509	(a)
Royal Mail PLC	48,500	337,357	*(b)
Total Air Freight & Logistics		541,866
Building Products — 1.5%
Cie de Saint-Gobain	3,600	212,493	*(b)
Masco Corp.	3,500	209,650	(a)
Reliance Worldwide Corp. Ltd.	60,000	205,225	(b)
Sanwa Holdings Corp.	27,000	354,744	(b)
Total Building Products		982,112
Commercial Services & Supplies — 0.5%
Aggreko PLC	27,900	337,744	(b)
Construction & Engineering — 1.0%
Balfour Beatty PLC	48,100	195,658	*(b)
Kyudenko Corp.	11,400	435,818	(b)
Total Construction & Engineering		631,476
Electrical Equipment — 0.7%
Signify NV	9,100	469,270	*(b)
Machinery — 2.1%
Bucher Industries AG, Registered Shares	450	229,350	(b)
CNH Industrial NV	20,600	319,953	*(b)
IMI PLC	24,900	458,000	(b)
Terex Corp.	4,300	198,101	(a)
Volvo AB, Class B Shares	7,300	184,706	*(b)
Total Machinery		1,390,110
Marine — 1.1%
A.P. Moller - Maersk A/S, Class B Shares	130	302,471	(b)
Kuehne + Nagel International AG, Registered Shares	800	228,272	(b)
Nippon Yusen KK	6,700	229,895	(b)
Total Marine		760,638
Professional Services — 4.2%
BayCurrent Consulting Inc.	1,900	435,874	(b)
Intertek Group PLC	1,870	144,455	(b)
IR Japan Holdings Ltd.	2,400	290,778	(b)
JAC Recruitment Co. Ltd.	13,300	210,446	(b)
ManpowerGroup Inc.	2,300	227,470	(a)
McMillan Shakespeare Ltd.	25,000	207,241	(b)
Meitec Corp.	6,500	359,795	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Professional Services — continued
Pagegroup PLC	28,500	$184,672	*(b)
Randstad NV	2,600	182,922	(b)
Robert Half International Inc.	3,000	234,210	(a)
TriNet Group Inc.	4,300	335,228	*(a)
Total Professional Services		2,813,091
Road & Rail — 0.4%
Sixt SE	2,100	277,302	*(b)
Trading Companies & Distributors — 2.5%
Ashtead Group PLC	3,900	232,706	(b)
Bunzl PLC	8,700	278,583	(b)
Ferguson PLC	1,700	203,184	(b)
Finning International Inc.	8,600	218,712
Hanwa Co. Ltd.	11,900	366,352	(b)
Rush Enterprises Inc., Class A Shares	4,500	224,235	(a)
Travis Perkins PLC	7,700	163,678	*(b)
Total Trading Companies & Distributors		1,687,450
Transportation Infrastructure — 0.4%
Kamigumi Co. Ltd.	13,600	258,719	(b)
Total Industrials		10,409,819
Information Technology — 11.5%
Communications Equipment — 0.5%
Spirent Communications PLC	102,000	335,485	(b)
Electronic Equipment, Instruments & Components — 1.5%
ALSO Holding AG, Registered Shares	1,450	415,812	(b)
Celestica Inc.	20,200	168,776	*
Renishaw PLC	2,300	203,148	(b)
Spectris PLC	4,500	206,460	(b)
Total Electronic Equipment, Instruments & Components		994,196
IT Services — 2.7%
Alliance Data Systems Corp.	4,500	504,405	(a)
Bechtle AG	1,000	187,521	(b)
Computacenter PLC	9,000	294,124	(b)
Fujitsu Ltd.	1,400	203,201	(b)
Reply SpA	2,200	278,291	(b)
SCSK Corp.	5,600	332,897	(b)
Total IT Services		1,800,439
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials Inc.	3,700	494,320	(a)
BE Semiconductor Industries NV	4,600	387,470	(b)
Cirrus Logic Inc.	3,100	262,849	*(a)

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Qorvo Inc.	2,400	$438,480	*(a)
Renesas Electronics Corp.	23,300	255,950	*(b)
Tokyo Electron Ltd.	700	299,704	(b)
Total Semiconductors & Semiconductor Equipment		2,138,773
Software — 2.9%
Check Point Software Technologies Ltd.	3,129	350,354	*(a)
Citrix Systems Inc.	2,300	322,828	(a)
Crowdstrike Holdings Inc., Class A Shares	1,400	255,514	*(a)
Fortinet Inc.	2,700	497,934	*(a)
Qualys Inc.	2,950	309,101	*(a)
SimCorp A/S	1,500	185,665	(b)
Total Software		1,921,396
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.	1,700	207,655	(a)
Logitech International SA, Registered Shares	2,400	251,558	(b)
Total Technology Hardware, Storage & Peripherals		459,213
Total Information Technology		7,649,502
Materials — 7.3%
Chemicals — 1.5%
Covestro AG	4,000	268,959	(b)
Daicel Corp.	25,100	193,898	(b)
Tokuyama Corp.	10,600	267,234	(b)
Wacker Chemie AG	1,800	256,178	(b)
Total Chemicals		986,269
Construction Materials — 0.4%
Sumitomo Osaka Cement Co. Ltd.	7,500	239,573	(b)
Containers & Packaging — 0.3%
International Paper Co.	3,300	178,431	(a)
Metals & Mining — 3.8%
Centerra Gold Inc.	33,800	299,082
Dundee Precious Metals Inc.	26,600	162,347
Endeavour Mining Corp.	9,954	200,632
Ferrexpo PLC	64,000	330,474	(b)
Fortescue Metals Group Ltd.	25,200	384,703	(b)
Kinross Gold Corp.	28,900	192,483
Mineral Resources Ltd.	8,300	240,683	(b)
Rio Tinto Ltd.	4,100	346,751	(b)
Salzgitter AG	6,500	203,125	*(b)
thyssenkrupp AG	15,900	212,163	*(b)
Total Metals & Mining		2,572,443

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Paper & Forest Products — 1.3%
Canfor Corp.	14,100	$292,053	*
Louisiana-Pacific Corp.	4,900	271,754	(a)
West Fraser Timber Co. Ltd.	4,200	302,158
Total Paper & Forest Products		865,965
Total Materials		4,842,681
Real Estate — 2.6%
Equity Real Estate Investment Trusts (REITs) — 0.5%
Japan Logistics Fund Inc.	60	168,981	(b)
Safestore Holdings PLC	17,400	190,932	(b)
Total Equity Real Estate Investment Trusts (REITs)		359,913
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	3,000	349,006	(b)
Marcus & Millichap Inc.	5,900	198,830	*(a)
Mitsui Fudosan Co. Ltd.	8,300	189,458	(b)
Nexity SA	4,600	226,984	(b)
Realogy Holdings Corp.	16,700	252,671	*(a)
Savills PLC	11,900	187,417	*(b)
Total Real Estate Management & Development		1,404,366
Total Real Estate		1,764,279
Utilities — 2.9%
Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	16,800	216,856	(b)
NRG Energy Inc.	6,300	237,699	(a)
SSE PLC	9,700	194,622	(b)
Total Electric Utilities		649,177
Gas Utilities — 1.1%
Nippon Gas Co. Ltd.	22,200	387,042	(b)
Rubis SCA	7,300	345,926	(b)
Total Gas Utilities		732,968
Independent Power and Renewable Electricity Producers — 0.2%
Polaris Infrastructure Inc.	9,800	166,882
Multi-Utilities — 0.6%
Atco Ltd., Class I Shares	11,100	368,498
Total Utilities		1,917,525
Total Investments before Short-Term Investments (Cost — $48,464,162)		61,215,638

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Rate	Shares	Value
Short-Term Investments — 7.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,869,554)	0.010%	4,869,554	$4,869,554
Total Investments — 99.1% (Cost — $53,333,716)			66,085,192
Other Assets in Excess of Liabilities — 0.9%			605,860
Total Net Assets — 100.0%			$66,691,052

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country**
United States	30.8%
Japan	15.8
United Kingdom	12.6
Canada	7.3
Germany	3.9
Australia	3.1
Denmark	2.9
Switzerland	2.7
Netherlands	2.4
France	2.2
Sweden	2.1
Spain	1.6
Italy	1.2
Israel	1.0
Malta	0.5
Ireland	0.5
Ukraine	0.5
Finland	0.5
Kyrgyzstan	0.5
Ivory Coast	0.3
Norway	0.2
Short-Term Investments	7.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2021 and are subject to change.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short‡ — (91.9)%
Common Stocks — (91.9)%
Communication Services — (6.9)%
Diversified Telecommunication Services — (1.0)%
Cellnex Telecom SA	(4,100)	$(236,101)	(a)
Infrastrutture Wireless Italiane SpA	(20,800)	(232,105)	(a)
Telia Co. AB	(45,400)	(196,678)	(a)
Total Diversified Telecommunication Services		(664,884)
Entertainment — (2.6)%
Cineworld Group PLC	(190,000)	(252,829)	*(a)
CTS Eventim AG & Co. KGaA	(3,400)	(196,970)	*(a)
Koei Tecmo Holdings Co. Ltd.	(4,030)	(181,599)	(a)
Madison Square Garden Sports Corp.	(900)	(161,514)	*
Shochiku Co. Ltd.	(1,200)	(149,164)	*(a)
Spotify Technology SA	(750)	(200,962)	*
Toei Co. Ltd.	(900)	(194,827)	(a)
Walt Disney Co.	(2,100)	(387,492)	*
Total Entertainment		(1,725,357)
Interactive Media & Services — (1.4)%
Adevinta ASA	(10,000)	(147,304)	*(a)
SEEK Ltd.	(15,000)	(325,757)	*(a)
TripAdvisor Inc.	(5,400)	(290,466)	*
Z Holdings Corp.	(35,000)	(174,753)	(a)
Total Interactive Media & Services		(938,280)
Media — (1.5)%
Ascential PLC	(38,400)	(178,115)	*(a)
Cable One Inc.	(79)	(144,440)
Future PLC	(7,300)	(192,778)	(a)
Informa PLC	(29,000)	(223,891)	*(a)
ViacomCBS Inc., Class A Shares	(5,400)	(254,718)
Total Media		(993,942)
Wireless Telecommunication Services — (0.4)%
T-Mobile US Inc.	(2,100)	(263,109)	*
Total Communication Services		(4,585,572)
Consumer Discretionary — (15.0)%
Auto Components — (0.9)%
Denso Corp.	(4,800)	(320,409)	(a)
Faurecia SE	(4,737)	(252,457)	*(a)
Total Auto Components		(572,866)

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Automobiles — (0.8)%
Mitsubishi Motors Corp.	(92,000)	$(263,263)	*(a)
Stellantis NV	(13,936)	(246,423)	(a)
Total Automobiles		(509,686)
Diversified Consumer Services — (0.3)%
Bright Horizons Family Solutions Inc.	(1,110)	(190,309)	*
Hotels, Restaurants & Leisure — (7.6)%
Aramark	(5,800)	(219,124)
Basic-Fit NV	(3,900)	(150,228)	*(a)
Churchill Downs Inc.	(920)	(209,226)
Compass Group PLC	(8,700)	(175,360)	*(a)
Crown Resorts Ltd.	(34,000)	(303,628)	*(a)
Entain PLC	(7,800)	(163,292)	*(a)
Flutter Entertainment PLC	(1,000)	(212,971)	*(a)
Fuji Kyuko Co. Ltd.	(3,400)	(181,224)	(a)
Great Canadian Gaming Corp.	(5,500)	(189,373)	*
J D Wetherspoon PLC	(15,300)	(286,503)	*(a)
McDonald’s Corp.	(1,200)	(268,968)
Mitchells & Butlers PLC	(50,000)	(221,996)	*(a)
Oriental Land Co. Ltd.	(1,900)	(286,282)	(a)
Planet Fitness Inc., Class A Shares	(2,600)	(200,980)	*
Restaurant Brands International Inc.	(3,000)	(195,106)
Restaurant Group PLC	(108,656)	(183,728)	*(a)
Royal Caribbean Cruises Ltd.	(2,500)	(214,025)	*
Sodexo SA	(1,900)	(182,292)	*(a)
SSP Group PLC	(58,700)	(301,412)	*(a)
Starbucks Corp.	(1,700)	(185,759)
Vail Resorts Inc.	(700)	(204,162)	*
Whitbread PLC	(6,300)	(297,658)	*(a)
William Hill PLC	(68,000)	(254,984)	*(a)
Total Hotels, Restaurants & Leisure		(5,088,281)
Household Durables — (1.2)%
Countryside Properties PLC	(40,400)	(283,049)	*(a)
Sekisui Chemical Co. Ltd.	(9,500)	(183,117)	(a)
Taylor Wimpey PLC	(134,800)	(335,493)	*(a)
Total Household Durables		(801,659)
Internet & Direct Marketing Retail — (2.5)%
Delivery Hero SE	(1,200)	(155,520)	*(a)
Expedia Group Inc.	(1,900)	(327,028)	*
Farfetch Ltd., Class A Shares	(5,600)	(296,912)	*
Just Eat Takeaway.com NV	(1,500)	(138,650)	*(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Ocado Group PLC	(6,900)	$(193,608)	*(a)
Rakuten Group Inc.	(17,900)	(213,320)	(a)
Shop Apotheke Europe NV	(800)	(174,518)	*(a)
Trainline PLC	(36,400)	(230,352)	*(a)
Total Internet & Direct Marketing Retail		(1,729,908)
Leisure Products — (0.3)%
Hasbro Inc.	(2,100)	(201,852)
Specialty Retail — (1.1)%
Carvana Co.	(740)	(194,176)	*
Dufry AG, Registered Shares	(2,800)	(190,827)	*(a)
Vroom Inc.	(3,200)	(124,768)	*
WH Smith PLC	(9,000)	(223,032)	*(a)
Total Specialty Retail		(732,803)
Textiles, Apparel & Luxury Goods — (0.3)%
EssilorLuxottica SA	(1,130)	(184,038)	(a)
Total Consumer Discretionary		(10,011,402)
Consumer Staples — (7.4)%
Beverages — (2.3)%
Anheuser-Busch InBev SA/NV	(4,800)	(302,619)	(a)
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(200,756)	(a)
Coca-Cola European Partners PLC	(3,700)	(192,992)
Heineken NV	(2,200)	(226,084)	(a)
Keurig Dr Pepper Inc.	(6,600)	(226,842)
Pernod Ricard SA	(1,000)	(187,722)	(a)
Primo Water Corp.	(10,400)	(169,402)
Total Beverages		(1,506,417)
Food & Staples Retailing — (1.3)%
Aeon Co. Ltd.	(10,000)	(298,737)	(a)
ICA Gruppen AB	(3,700)	(180,898)	(a)
Sugi Holdings Co. Ltd.	(2,800)	(222,236)	(a)
Wm Morrison Supermarkets PLC	(79,300)	(199,586)	(a)
Total Food & Staples Retailing		(901,457)
Food Products — (2.3)%
Bakkafrost P/F	(3,200)	(253,614)	*(a)
Danone SA	(3,800)	(260,734)	(a)
Freshpet Inc.	(1,300)	(206,453)	*
Kerry Group PLC, Class A Shares	(1,400)	(175,200)	(a)
Mowi ASA	(8,400)	(208,386)	(a)

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Food Products — continued
Salmar ASA	(2,700)	$(186,336)	(a)
Simply Good Foods Co.	(5,700)	(173,394)	*
Total Food Products		(1,464,117)
Household Products — (0.3)%
Energizer Holdings Inc.	(4,100)	(194,586)
Personal Products — (0.9)%
Kose Corp.	(1,400)	(198,370)	(a)
Shiseido Co. Ltd.	(3,400)	(229,039)	(a)
Unilever PLC	(3,500)	(195,323)	(a)
Total Personal Products		(622,732)
Tobacco — (0.3)%
British American Tobacco PLC	(6,100)	(233,320)	(a)
Total Consumer Staples		(4,922,629)
Energy — (4.0)%
Energy Equipment & Services — (0.5)%
SBM Offshore NV	(8,900)	(163,068)	(a)
TGS NOPEC Geophysical Co. ASA	(12,400)	(197,642)	(a)
Total Energy Equipment & Services		(360,710)
Oil, Gas & Consumable Fuels — (3.5)%
Cameco Corp.	(12,400)	(205,631)
Enbridge Inc.	(5,300)	(193,072)
Hess Corp.	(5,800)	(410,408)
Inter Pipeline Ltd.	(24,700)	(353,194)
Keyera Corp.	(9,400)	(195,375)
Kinder Morgan Inc.	(12,000)	(199,800)
Oil Search Ltd.	(68,800)	(213,625)	(a)
Pembina Pipeline Corp.	(6,305)	(182,121)
Phillips 66	(2,200)	(179,388)
TC Energy Corp.	(4,100)	(187,953)
Total Oil, Gas & Consumable Fuels		(2,320,567)
Total Energy		(2,681,277)
Financials — (11.4)%
Banks — (4.2)%
AIB Group PLC	(103,500)	(269,109)	*(a)
Banco Santander SA, ADR	(89,334)	(306,416)	*
Bank of Kyoto Ltd.	(3,400)	(210,082)	(a)
Chiba Bank Ltd.	(29,200)	(190,732)	(a)
Commonwealth Bank of Australia	(4,700)	(308,558)	(a)
FinecoBank Banca Fineco SpA	(10,600)	(173,933)	*(a)
First Financial Bankshares Inc.	(3,550)	(165,891)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Banks — continued
National Australia Bank Ltd.	(9,800)	$(194,211	) (a)
SVB Financial Group	(325)	(160,439	) *
Truist Financial Corp.	(4,300)	(250,776)
Virgin Money UK PLC	(82,000)	(213,775	) *(a)
Westpac Banking Corp.	(18,703)	(347,313	) (a)
Total Banks		(2,791,235)
Capital Markets — (2.9)%
Brookfield Asset Management Inc., Class A Shares	(8,000)	(356,000)
Charles Schwab Corp.	(5,200)	(338,936)
CME Group Inc.	(1,000)	(204,230)
Intercontinental Exchange Inc.	(2,100)	(234,528)
London Stock Exchange Group PLC	(2,100)	(200,981	) (a)
Macquarie Group Ltd.	(3,200)	(371,025	) (a)
Tradeweb Markets Inc., Class A Shares	(2,800)	(207,200)
Total Capital Markets		(1,912,900)
Diversified Financial Services — (1.9)%
Aker ASA, Class A Shares	(3,300)	(252,675	) (a)
Element Fleet Management Corp.	(16,400)	(179,438)
Hypoport SE	(275)	(145,841	) *(a)
Industrivarden AB, Class C Shares	(6,800)	(238,391	) *(a)
Investor AB, Class B Shares	(2,750)	(219,326	) (a)
Tokyo Century Corp.	(3,100)	(209,367	) (a)
Total Diversified Financial Services		(1,245,038)
Insurance — (2.2)%
Aegon NV	(43,600)	(206,803	) (a)
Arthur J Gallagher & Co.	(1,850)	(230,824)
Brown & Brown Inc.	(7,363)	(336,563)
Erie Indemnity Co., Class A Shares	(700)	(154,637)
Phoenix Group Holdings PLC	(18,600)	(188,247	) (a)
RSA Insurance Group PLC	(20,700)	(194,341	) (a)
Willis Towers Watson PLC	(980)	(224,302)
Total Insurance		(1,535,717)
Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(2,600)	(145,860)
Total Financials		(7,630,750)
Health Care — (7.2)%
Biotechnology — (0.4)%
Gilead Sciences Inc.	(4,000)	(258,520)
Health Care Equipment & Supplies — (3.0)%
Ambu A/S, Class B Shares	(5,100)	(239,552	) (a)

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Asahi Intecc Co. Ltd.	(9,400)	$(259,582)	(a)
Cooper Cos. Inc.	(900)	(345,681)
Elekta AB, Class B Shares	(16,000)	(207,477)	(a)
Medtronic PLC	(2,300)	(271,699)
Menicon Co. Ltd.	(2,400)	(141,939)	(a)
Penumbra Inc.	(770)	(208,347)	*
Siemens Healthineers AG	(3,300)	(178,656)	(a)
Teleflex Inc.	(400)	(166,184)
Total Health Care Equipment & Supplies		(2,019,117)
Health Care Providers & Services — (0.4)%
HealthEquity Inc.	(3,900)	(265,200)	*
Health Care Technology — (0.2)%
Tabula Rasa HealthCare Inc.	(2,500)	(115,125)	*
Life Sciences Tools & Services — (0.5)%
Evotec SE	(5,500)	(198,064)	*(a)
Lonza Group AG, Registered Shares	(300)	(167,661)	*(a)
Total Life Sciences Tools & Services		(365,725)
Pharmaceuticals — (2.7)%
Bayer AG, Registered Shares	(3,300)	(208,826)	(a)
Dechra Pharmaceuticals PLC	(4,900)	(231,737)	(a)
Elanco Animal Health Inc.	(6,400)	(188,480)	*
GlaxoSmithKline PLC	(13,100)	(232,527)	(a)
Merck KGaA	(1,500)	(256,476)	(a)
Roche Holding AG	(800)	(258,592)	(a)
Sanofi	(2,700)	(266,862)	(a)
Viatris Inc.	(14,000)	(195,580)	*
Total Pharmaceuticals		(1,839,080)
Total Health Care		(4,862,767)
Industrials — (15.2)%
Aerospace & Defense — (4.3)%
Airbus SE	(2,085)	(236,158)	*(a)
BAE Systems PLC	(32,800)	(228,331)	(a)
Boeing Co.	(1,500)	(382,080)	*
Bombardier Inc., Class B shares	(333,700)	(257,571)	*
Cubic Corp.	(4,800)	(357,936)
General Dynamics Corp.	(1,700)	(308,652)
Kratos Defense & Security Solutions Inc.	(7,000)	(190,960)	*
Meggitt PLC	(43,000)	(283,106)	*(a)
MTU Aero Engines AG	(940)	(221,240)	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
Aerospace & Defense — continued
Rolls-Royce Holdings PLC	(137,000)	$(198,999)	*(a)
Safran SA	(1,500)	(204,197)	*(a)
Total Aerospace & Defense		(2,869,230)
Airlines — (0.7)%
Japan Airlines Co. Ltd.	(9,800)	(219,867)	*(a)
Wizz Air Holdings PLC	(3,800)	(252,690)	*(a)
Total Airlines		(472,557)
Building Products — (0.4)%
AZEK Co. Inc.	(3,700)	(155,585)	*
Polypipe Group PLC	(21,100)	(161,450)	*(a)
Total Building Products		(317,035)
Commercial Services & Supplies — (0.9)%
MSA Safety Inc.	(1,300)	(195,026)
Toppan Printing Co. Ltd.	(12,200)	(206,140)	(a)
Waste Connections Inc.	(1,900)	(205,270)
Total Commercial Services & Supplies		(606,436)
Construction & Engineering — (0.3)%
Shimizu Corp.	(23,500)	(190,979)	(a)
Electrical Equipment — (0.8)%
ITM Power PLC	(18,300)	(119,580)	*(a)
Siemens Gamesa Renewable Energy SA	(4,800)	(185,827)	*(a)
Vestas Wind Systems A/S	(1,000)	(205,808)	(a)
Total Electrical Equipment		(511,215)
Industrial Conglomerates — (0.5)%
Keihan Holdings Co. Ltd.	(3,200)	(133,479)	(a)
Toshiba Corp.	(5,700)	(193,122)	(a)
Total Industrial Conglomerates		(326,601)
Machinery — (1.6)%
Alstom SA	(3,000)	(149,632)	*(a)
Daifuku Co. Ltd.	(2,700)	(265,287)	(a)
IHI Corp.	(8,200)	(167,674)	*(a)
Metso Outotec oyj	(19,200)	(214,072)	(a)
MINEBEA MITSUMI Inc.	(7,700)	(197,975)	(a)
Sumitomo Heavy Industries Ltd.	(5,900)	(164,908)	(a)
Total Machinery		(1,159,548)
Professional Services — (1.1)%
Clarivate PLC	(6,200)	(163,618)	*
Dun & Bradstreet Holdings Inc.	(6,600)	(157,146)	*

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Professional Services — continued
Morneau Shepell Inc.	(8,300)	$(218,678)
RELX PLC	(10,500)	(263,412)	(a)
Total Professional Services		(802,854)
Road & Rail — (3.1)%
East Japan Railway Co.	(2,600)	(184,536)	(a)
Hankyu Hanshin Holdings Inc.	(5,500)	(176,127)	(a)
Keikyu Corp.	(10,800)	(163,281)	(a)
Keio Corp.	(2,200)	(148,042)	(a)
Keisei Electric Railway Co. Ltd.	(5,500)	(180,102)	(a)
Kintetsu Group Holdings Co. Ltd.	(5,200)	(198,559)	*(a)
National Express Group PLC	(84,700)	(359,505)	*(a)
Nishi-Nippon Railroad Co. Ltd.	(6,300)	(168,241)	(a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(301,431)	(a)
Seibu Holdings Inc.	(13,200)	(145,996)	*(a)
Total Road & Rail		(2,025,820)
Transportation Infrastructure — (1.5)%
Auckland International Airport Ltd.	(42,000)	(230,238)	*(a)
Flughafen Zurich AG, Registered Shares	(1,175)	(193,104)	*(a)
Japan Airport Terminal Co. Ltd.	(5,400)	(265,974)	*(a)
Transurban Group	(32,000)	(324,548)	(a)
Total Transportation Infrastructure		(1,013,864)
Total Industrials		(10,296,139)
Information Technology — (11.3)%
Electronic Equipment, Instruments & Components — (2.0)%
Hamamatsu Photonics KK	(4,200)	(248,954)	(a)
Hexagon AB, Class B Shares	(2,600)	(239,775)	(a)
Hitachi Ltd.	(5,400)	(245,303)	(a)
Ibiden Co. Ltd.	(3,700)	(171,377)	(a)
Kyocera Corp.	(3,400)	(216,481)	(a)
Yokogawa Electric Corp.	(8,800)	(162,876)	(a)
Total Electronic Equipment, Instruments & Components		(1,284,766)
IT Services — (4.4)%
Amadeus IT Group SA	(3,400)	(240,674)	*(a)
Computershare Ltd.	(16,500)	(188,877)	(a)
Edenred	(3,600)	(188,070)	(a)
Fidelity National Information Services Inc.	(1,700)	(239,037)
Fiserv Inc.	(2,100)	(249,984)	*
Global Payments Inc.	(1,600)	(322,528)
NEXTDC Ltd.	(34,000)	(270,443)	*(a)
Sabre Corp.	(23,300)	(345,073)	*

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security	Shares	Value
IT Services — continued
Visa Inc., Class A Shares	(1,460)	$(309,126)
WEX Inc.	(750)	(156,915)	*
Worldline SA	(3,600)	(301,684)	*(a)
Total IT Services		(2,812,411)
Semiconductors & Semiconductor Equipment — (0.5)%
Cree Inc.	(3,000)	(324,390)	*
Software — (4.4)%
Altair Engineering Inc., Class A Shares	(4,565)	(285,632)	*
AVEVA Group PLC	(4,600)	(217,040)	(a)
CDK Global Inc.	(3,800)	(205,428)
Ceridian HCM Holding Inc.	(3,500)	(294,945)	*
Dye & Durham Ltd.	(5,300)	(167,304)
Fuji Soft Inc.	(3,400)	(176,572)	(a)
Lightspeed POS Inc.	(5,000)	(314,435)	*
nCino Inc.	(2,100)	(140,112)	*
Pegasystems Inc.	(2,100)	(240,114)
PROS Holdings Inc.	(4,400)	(187,000)	*
Q2 Holdings Inc.	(1,600)	(160,320)	*
RealPage Inc.	(2,100)	(183,120)	*
Sage Group PLC	(22,700)	(191,816)	(a)
Splunk Inc.	(1,700)	(230,316)	*
Total Software		(2,994,154)
Total Information Technology		(7,415,721)
Materials — (7.0)%
Chemicals — (5.3)%
Air Liquide SA	(1,800)	(294,094)	(a)
Air Products and Chemicals Inc.	(900)	(253,206)
Albemarle Corp.	(1,900)	(277,609)
Chr Hansen Holding A/S	(2,300)	(208,975)	*(a)
Croda International PLC	(2,650)	(231,951)	(a)
Ecolab Inc.	(1,500)	(321,105)
Givaudan SA, Registered Shares	(45)	(173,396)	(a)
International Flavors & Fragrances Inc.	(1,700)	(237,337)
JSR Corp.	(6,200)	(187,852)	(a)
Koninklijke DSM NV	(1,150)	(194,593)	(a)
Nippon Paint Holdings Co. Ltd.	(14,000)	(202,441)	(a)
Quaker Chemical Corp.	(800)	(195,016)
Shin-Etsu Chemical Co. Ltd.	(1,400)	(236,552)	(a)

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Chemicals — continued
Sika AG, Registered Shares	(700)	$(199,950)	(a)
Umicore SA	(5,400)	(286,500)	(a)
Total Chemicals		(3,500,577)
Containers & Packaging — (0.3)%
Ball Corp.	(2,600)	(220,324)
Metals & Mining — (0.7)%
Carpenter Technology Corp.	(5,300)	(218,095)
Ivanhoe Mines Ltd., Class A Shares	(31,300)	(161,145)	*
Seabridge Gold Inc.	(7,800)	(126,059)	*
Total Metals & Mining		(505,299)
Paper & Forest Products — (0.7)%
Svenska Cellulosa AB SCA, Class B Shares	(13,500)	(238,666)	*(a)
UPM-Kymmene oyj	(5,100)	(183,175)	(a)
Total Paper & Forest Products		(421,841)
Total Materials		(4,648,041)
Real Estate — (3.1)%
Equity Real Estate Investment Trusts (REITs) — (3.1)%
Alexandria Real Estate Equities Inc.	(1,100)	(180,730)
American Tower Corp.	(800)	(191,248)
Digital Realty Trust Inc.	(1,000)	(140,840)
Equinix Inc.	(280)	(190,285)
Healthpeak Properties Inc.	(8,000)	(253,920)
JBG SMITH Properties	(6,400)	(203,456)
Nippon Prologis REIT Inc.	(70)	(225,061)	(a)
Shaftesbury PLC	(30,000)	(265,361)	*(a)
UNITE Group PLC	(13,700)	(201,541)	*(a)
Vicinity Centres	(170,000)	(214,182)	(a)
Total Real Estate		(2,066,624)
Utilities — (3.4)%
Electric Utilities — (1.4)%
Elia Group SA/NV	(1,700)	(187,288)	(a)
NextEra Energy Inc.	(3,100)	(234,391)
Orsted A/S	(1,600)	(258,856)	(a)
Xcel Energy Inc.	(2,600)	(172,926)
Total Electric Utilities		(853,461)
Gas Utilities — (0.3)%
Toho Gas Co. Ltd.	(2,800)	(173,322)	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Global Market Neutral Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — (0.5)%
Innergex Renewable Energy Inc.		(12,700)	$(222,025)
Neoen SA		(2,300)	(114,877	) *(a)
Total Independent Power and Renewable Electricity Producers			(336,902)
Multi-Utilities — (0.8)%
Algonquin Power & Utilities Corp.		(13,500)	(213,882)
Ameren Corp.		(2,100)	(170,856)
National Grid PLC, ADR		(2,700)	(159,948)
Total Multi-Utilities			(544,686)
Water Utilities — (0.4)%
Essential Utilities Inc.		(5,550)	(248,362)
Total Utilities			(2,156,733)
Total Common Stocks (Proceeds — $(53,265,984))			(61,277,655)

	Expiration Date	Warrants
Warrants — (0.0)%††
Occidental Petroleum Corp. (Proceeds — $(11,138))	8/3/27	(2,250)	(26,798	) *

		Rights
Rights — (0.0)%††
Computershare Ltd. (Proceeds — $(0))	4/19/21	(1,875)	(2,165	) *
Total Securities Sold Short (Proceeds — $(53,277,122))			$(61,306,618)

††	Represents less than 0.1%.

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2021 Semi-Annual Report

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country±
United States	33.4%
Japan	16.7
United Kingdom	15.4
Canada	6.4
Australia	5.0
France	4.8
Germany	2.8
Sweden	2.5
Switzerland	2.3
Netherlands	1.8
Spain	1.6
Denmark	1.5
Norway	1.4
Belgium	1.3
Ireland	1.1
Italy	0.6
Finland	0.6
Faroe Islands	0.4
New Zealand	0.4
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2021 and are subject to change.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	8,678,687	GBP	6,250,000	Bank of New York	4/16/21	$61,981
USD	9,438,132	JPY	1,028,662,000	Bank of New York	4/16/21	146,274
USD	4,926,492	CAD	6,137,000	Citibank N.A.	4/16/21	42,875
USD	6,117,474	EUR	5,140,000	Northern Trust Co.	4/16/21	87,796
Total						$338,926

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $53,333,716)	$66,085,192
Foreign currency, at value (Cost — $82,863)	82,393
Cash	6,482
Foreign cash collateral held at broker for securities sold short, at value (Cost — $37,347,479)	39,569,240
Deposits with brokers for securities sold short	21,699,521
Receivable for securities sold	2,599,947
Receivable from broker for collateral for securities sold short	417,664
Unrealized appreciation on forward foreign currency contracts	338,926
Dividends and interest receivable	250,962
Receivable for Fund shares sold	25
Prepaid expenses	26,719
Total Assets	131,077,071

Liabilities:
Investments sold short, at value (proceeds received $53,277,122)	61,306,618
Payable for securities purchased	2,321,596
Payable to broker for collateral for securities sold short	563,977
Dividends payable on securities sold short	82,534
Investment management fee payable	41,231
Trustees’ fees payable	1,949
Service and/or distribution fees payable	58
Accrued expenses	68,056
Total Liabilities	64,386,019
Total Net Assets	$66,691,052

Net Assets:
Par value (Note 7)	$72
Paid-in capital in excess of par value	71,015,370
Total distributable earnings (loss)	(4,324,390)
Total Net Assets	$66,691,052

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2021 Semi-Annual Report

Net Assets:
Class A	$97,308
Class C	$45,235
Class I	$4,912,503
Class IS	$61,636,006

Shares Outstanding:
Class A	10,660
Class C	5,057
Class I	534,723
Class IS	6,693,959

Net Asset Value:
Class A (and redemption price)	$9.13
Class C*	$8.95
Class I (and redemption price)	$9.19
Class IS (and redemption price)	$9.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.69

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$553,179
Interest	261
Less: Foreign taxes withheld	(47,975)
Total Investment Income	505,465

Expenses:
Dividend expense on securities sold short	363,473
Investment management fee (Note 2)	282,271
Interest expense on securities sold short	109,110
Fund accounting fees	38,408
Registration fees	31,862
Audit and tax fees	23,745
Legal fees	10,001
Custody fees	9,327
Shareholder reports	3,959
Trustees’ fees	3,901
Transfer agent fees (Note 5)	1,157
Insurance	817
Fees recaptured by investment manager (Note 2)	380
Service and/or distribution fees (Notes 2 and 5)	334
Interest expense	93
Miscellaneous expenses	2,261
Total Expenses	881,099
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(80,490)
Net Expenses	800,609
Net Investment Loss	(295,144)

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	7,838,333
Securities sold short	(8,561,040)
Forward foreign currency contracts	(455,341)
Foreign currency transactions	351,462
Net Realized Loss	(826,586)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,074,380
Securities sold short	(4,128,087)
Forward foreign currency contracts	252,817
Foreign currencies	78,456
Change in Net Unrealized Appreciation (Depreciation)	2,277,566
Net Gain on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,450,980
Increase in Net Assets From Operations	$1,155,836

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment loss	$(295,144)	$(316,562)
Net realized loss	(826,586)	(7,797,427)
Change in net unrealized appreciation (depreciation)	2,277,566	5,800,918
Increase (Decrease) in Net Assets From Operations	1,155,836	(2,313,071)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(176,808)
Decrease in Net Assets From Distributions to Shareholders	—	(176,808)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,561,491	7,129,796
Reinvestment of distributions	—	169,561
Cost of shares repurchased	(1,252,155)	(10,015,303)
Increase (Decrease) in Net Assets From Fund Share Transactions	7,309,336	(2,715,946)
Increase (Decrease) in Net Assets	8,465,172	(5,205,825)

Net Assets:
Beginning of period	58,225,880	63,431,705
End of period	$66,691,052	$58,225,880

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.02	$9.40	$10.35	$10.44	$9.62	$10.00

Income (loss) from operations:
Net investment loss	(0.06)	(0.09)	(0.07)	(0.04)	(0.12)	(0.16)
Net realized and unrealized gain (loss)	0.17	(0.29)	(0.71)	0.04	0.94	(0.22)
Total income (loss) from operations	0.11	(0.38)	(0.78)	0.00 [4]	0.82	(0.38)

Less distributions from:
Net investment income	—	—	(0.17)	(0.09)	—	—
Total distributions	—	—	(0.17)	(0.09)	—	—

Net asset value, end of period	$9.13	$9.02	$9.40	$10.35	$10.44	$9.62
Total return[5]	1.22%	(4.04)%	(7.49)%	(0.13)%	8.52%	(3.80)%

Net assets, end of period (000s)	$97	$96	$100	$140	$194	$96

Ratios to average net assets:
Gross expenses	3.38%[6,7]	3.36%[7]	4.11%[7]	3.67%[7]	6.13%	9.69%[6]
Net expenses[8,9]	3.11 [6,7]	3.08 [7]	3.61 [7]	3.20 [7]	3.38	4.09 [6]
Net investment loss	(1.45) [6]	(0.94)	(0.70)	(0.35)	(1.18)	(1.97) [6]

Portfolio turnover rate[10]	69%	139%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[10]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 152% for the six months ended March 31, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]	2021[2]	2020	2019	2018[3]

Net asset value, beginning of period	$8.87	$9.30	$10.33	$10.09

Income (loss) from operations:
Net investment loss	(0.09)	(0.14)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	0.17	(0.29)	(0.70)	0.25
Total income (loss) from operations	0.08	(0.43)	(0.83)	0.24

Less distributions from:
Net investment income	—	—	(0.20)	—
Total distributions	—	—	(0.20)	—

Net asset value, end of period	$8.95	$8.87	$9.30	$10.33
Total return[4]	0.90%	(4.52)%	(8.14)%	2.28%

Net assets, end of period (000s)	$45	$45	$47	$51

Ratios to average net assets:
Gross expenses	4.03%[5]	3.97%	4.76%[6]	4.68%[5]
Net expenses[7,8]	3.76 [5]	3.69	4.27 [6]	4.03 [5]
Net investment loss	(2.10) [5]	(1.55)	(1.28)	(0.54) [5]

Portfolio turnover rate[9]	69%	139%	147%	64%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.30%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 152% for the six months ended March 31, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

[10]	For the year ended September 30, 2018.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.06	$9.42	$10.42	$10.50	$9.64	$10.00

Income (loss) from operations:
Net investment loss	(0.05)	(0.05)	(0.03)	(0.01)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	0.18	(0.29)	(0.72)	0.04	0.95	(0.25)
Total income (loss) from operations	0.13	(0.34)	(0.75)	0.03	0.86	(0.36)

Less distributions from:
Net investment income	—	(0.02)	(0.25)	(0.11)	—	—
Total distributions	—	(0.02)	(0.25)	(0.11)	—	—

Net asset value, end of period	$9.19	$9.06	$9.42	$10.42	$10.50	$9.64
Total return[4]	1.44%	(3.63)%	(7.25)%	0.18%	8.81%	(3.50)%

Net assets, end of period (000s)	$4,913	$4,903	$5,355	$4,807	$4,378	$1,545

Ratios to average net assets:
Gross expenses	2.96%[5,6]	2.99%[6]	3.79%[6]	3.18%[6]	5.98%[6]	9.01%[5]
Net expenses[7,8]	2.69 [5,6]	2.71 [6]	3.31 [6]	2.71 [6]	3.24 [6]	3.99 [5]
Net investment loss	(1.03) [5]	(0.54)	(0.27)	(0.12)	(0.88)	(1.36) [5]

Portfolio turnover rate[9]	69%	139%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 152% for the six months ended March 31, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

32	QS Global Market Neutral Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.08	$9.44	$10.43	$10.51	$9.65	$10.00

Income (loss) from operations:
Net investment loss	(0.04)	(0.05)	(0.00) [4]	(0.01)	(0.02)	(0.14)
Net realized and unrealized gain (loss)	0.17	(0.28)	(0.74)	0.04	0.88	(0.21)
Total income (loss) from operations	0.13	(0.33)	(0.74)	0.03	0.86	(0.35)

Less distributions from:
Net investment income	—	(0.03)	(0.25)	(0.11)	—	—
Total distributions	—	(0.03)	(0.25)	(0.11)	—	—

Net asset value, end of period	$9.21	$9.08	$9.44	$10.43	$10.51	$9.65
Total return[5]	1.43%	(3.54)%	(7.13)%	0.18%	8.91%	(3.50)%

Net assets, end of period (000s)	$61,636	$53,182	$57,929	$38,012	$36,415	$4,631

Ratios to average net assets:
Gross expenses	2.96%[6]	2.91%[7]	3.67%[7]	3.17%[7]	5.52%	9.40%[6]
Net expenses[8,9]	2.69 [6]	2.63 [7]	3.18 [7]	2.70 [7]	2.81	3.78 [6]
Net investment loss	(0.99) [6]	(0.50)	(0.05)	(0.11)	(0.17)	(1.66) [6]

Portfolio turnover rate[10]	69%	139%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[10]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 152% for the six months ended March 31, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

34	QS Global Market Neutral Fund 2021 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS Global Market Neutral Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$3,073,318	$1,831,611	—	$4,904,929
Consumer Discretionary	4,125,369	5,684,362	—	9,809,731
Consumer Staples	3,063,668	1,829,913	—	4,893,581
Energy	593,742	2,244,000	—	2,837,742
Financials	3,075,594	4,376,281	—	7,451,875
Health Care	3,769,848	964,126	—	4,733,974
Industrials	1,852,115	8,557,704	—	10,409,819
Information Technology	3,812,216	3,837,286	—	7,649,502
Materials	1,898,940	2,943,741	—	4,842,681
Real Estate	451,501	1,312,778	—	1,764,279
Utilities	773,079	1,144,446	—	1,917,525
Total Long-Term Investments	26,489,390	34,726,248	—	61,215,638
Short-Term Investments†	4,869,554	—	—	4,869,554
Total Investments	$31,358,944	$34,726,248	—	$66,085,192
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$338,926	—	$338,926
Total	$31,358,944	$35,065,174	—	$66,424,118

36	QS Global Market Neutral Fund 2021 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Common Stocks:
Communication Services	$1,702,701	$2,882,871	—	$4,585,572
Consumer Discretionary	3,221,768	6,789,634	—	10,011,402
Consumer Staples	1,163,669	3,758,960	—	4,922,629
Energy	2,106,942	574,335	—	2,681,277
Financials	3,496,040	4,134,710	—	7,630,750
Health Care	2,014,816	2,847,951	—	4,862,767
Industrials	2,592,522	7,703,617	—	10,296,139
Information Technology	4,355,779	3,059,942	—	7,415,721
Materials	2,009,896	2,638,145	—	4,648,041
Real Estate	1,160,479	906,145	—	2,066,624
Utilities	1,422,390	734,343	—	2,156,733
Warrants	26,798	—	—	26,798
Rights	2,165	—	—	2,165
Total Securities Sold Short	25,275,965	36,030,653	—	61,306,618

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The

QS Global Market Neutral Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in

38	QS Global Market Neutral Fund 2021 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

QS Global Market Neutral Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

40	QS Global Market Neutral Fund 2021 Semi-Annual Report

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.55%, 2.30%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund

QS Global Market Neutral Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and reimbursing expenses, as applicable, exceed the expense cap for each class as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $80,490.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2021	$1,012	$61	$20,449	$177,839
Expires September 30, 2022	563	244	24,282	179,458
Expires September 30, 2023	276	126	14,342	161,282
Expires September 30, 2024	125	58	6,328	73,979
Total fee waivers/expense reimbursements subject to recapture	$1,976	$489	$65,401	$592,558

For the six months ended March 31, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I
LMPFA recaptured	$29	$351

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

42	QS Global Market Neutral Fund 2021 Semi-Annual Report

For the six months ended March 31, 2021, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2021, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 92% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$37,977,893
Sales	44,387,757

*	Excluding securities sold short and covers on securities sold short in the amount of $40,432,556 and $45,484,984, respectively.

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$53,333,716	$13,566,862	$(815,386)	$12,751,476
Securities sold short	(53,277,122)	1,213,990	(9,243,486)	(8,029,496)
Forward foreign currency contracts	—	338,926	—	338,926

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$338,926

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

QS Global Market Neutral Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(455,341)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$252,817

During the six months ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$27,222,995

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$208,255	—	$208,255	—	$208,255
Citibank N.A.	42,875	—	42,875	—	42,875
Northern Trust Co.	87,796	—	87,796	—	87,796
Total	$338,926	—	$338,926	—	$338,926

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

44	QS Global Market Neutral Fund 2021 Semi-Annual Report

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$117	$64
Class C	217	21
Class I	—	283
Class IS	—	789
Total	$334	$1,157

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$125
Class C	58
Class I	6,328
Class IS	73,979
Total	$80,490

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	—	—
Class C	—	—
Class I	—	$10,593
Class IS	—	166,215
Total	—	$176,808

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS Global Market Neutral Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(16)	$(143)
Net decrease	—	—	(16)	$(143)

Class C
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—
Net increase	—	—	—	—

Class I
Shares sold	215	$1,888	171,428	$1,576,242
Shares issued on reinvestment	—	—	1,133	10,593
Shares repurchased	(6,641)	(59,508)	(199,625)	(1,815,875)
Net decrease	(6,426)	$(57,620)	(27,064)	$(229,040)

Class IS
Shares sold	971,120	$8,559,603	605,735	$5,553,554
Shares issued on reinvestment	—	—	16,984	158,968
Shares repurchased	(134,276)	(1,192,647)	(900,023)	(8,199,285)
Net increase (decrease)	836,844	$7,366,956	(277,304)	$(2,486,763)

8. Deferred capital losses

As of September 30, 2020, the Fund had deferred capital losses of $9,238,937, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the

46	QS Global Market Neutral Fund 2021 Semi-Annual Report

global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS Global Market Neutral Fund 2021 Semi-Annual Report	47

QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/21 SR21-4144

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 24, 2021